SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Product Information [Line Items]
Revenue	$ 1,435,397	$ 11,198,252	$ 16,870,748	$ 20,416,780
IPO Sponsor Services [Member]
Product Information [Line Items]
Revenue	205,089	1,600,000	6,775,000	10,720,000
FA And IFA Services [Member]
Product Information [Line Items]
Revenue	645,389	5,035,000	4,927,550	1,666,900
CA Services [Member]
Product Information [Line Items]
Revenue	584,919	4,563,252	5,168,198	6,479,040
Underwriting Services [Member]
Product Information [Line Items]
Revenue				$ 1,550,840